Leases -summary of lease liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Beginning Balance	€ 16,249	€ 9,072
Arising on business combinations	671	8,602
Effects of movements in exchange rates	(305)	527
Additions	8,024	1,311
Disposals	(112)	(347)
Interest expense	954	497	€ 685
Lease payments	(8,222)	(3,413)
Ending Balance	17,259	16,249	9,072
Leasehold Property
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Beginning Balance	16,236	9,047
Arising on business combinations	671	8,602
Effects of movements in exchange rates	(304)	528
Additions	8,024	1,311
Disposals	(112)	(347)
Interest expense	954	496
Lease payments	(8,210)	(3,401)
Ending Balance	17,259	16,236	9,047
Motor vehicles
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Beginning Balance	13	25
Arising on business combinations	0	0
Effects of movements in exchange rates	(1)	(1)
Additions	0	0
Disposals	0	0
Interest expense	0	1
Lease payments	(12)	(12)
Ending Balance	€ 0	€ 13	€ 25